Dunham Appreciation & Income Fund

DUNHAM FUNDS

Dunham Appreciation & Income Fund

Class A (DAAIX)

Class C (DCAIX)

Class N (DNAIX)

Supplement dated September 25, 2014 to the Prospectus dated February 28, 2014

The following supersedes any contrary information contained in the current Prospectus and Summary Prospectus.

Effective October 1, 2014, PENN Capital Management Co., Inc. (PENN or Sub-Adviser) replaces Calamos Advisors LLC (Calamos) as sub-adviser to the Dunham Appreciation & Income Fund (the Fund). Also, effective October 1, 2014, the index used to calculate the Sub-Advisers performance fee is the Bank of America Merrill Lynch All Convertibles All Qualities Index.

Reference is made to the section entitled Fees and Expenses of the Fund located on page 25 of the Prospectus and page 1 of the Summary Prospectus. The table describing the expenses of the Fund is deleted in its entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Dunham Appreciation & Income Fund	Class A	Class C	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price for purchases of $1 million or more)	0.75%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee	none	none	none
Exchange Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Dunham Appreciation & Income Fund		Class A	Class C	Class N
Management Fees	[1]	1.10%	1.10%	1.10%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.54%	0.54%	0.54%
Total Annual Fund Operating Expenses		1.89%	2.64%	1.64%
[1]	Management Fees have been restated to reflect a new Sub-Advisory agreement that is effective October 1, 2014. Actual Sub-Advisory fees may be higher or lower depending on Fund performance. The new Sub-Advisory fee is a fulcrum fee with a base or fulcrum of 45 bps (0.45%) and can range from 0.20% to 0.70%, depending on the effect of performance fees.

The table under the sub-heading Example that describes the costs of investing in shares of the Fund is deleted in its entirety and replaced with the following:
Expense Example - Dunham Appreciation & Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	756	1,135	1,538	2,659
Class C	267	820	1,400	2,973
Class N	167	517	892	1,944